Basis of presentation	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation	Basis of presentation
Summit Therapeutics Inc. ("Summit" or the "Company") is the successor to Summit Therapeutics plc, a company organized under the laws of the United Kingdom ("Summit U.K.") As part of the plan to cause the publicly traded parent company of Summit to be a Delaware corporation ( the "Redomiciliation Transaction") on September 18 2020, Summit and Summit U.K. completed a statutory scheme of arrangement under U.K. law pursuant to which all Summit U.K. outstanding ordinary shares were exchanged on a five-for-one basis for newly issued shares of Summit common stock and Summit U.K. became a wholly-owned subsidiary of Summit.

The scheme of arrangement was accounted for as an exchange of equity interests among entities under common control. All assets and liabilities of Summit U.K. were assumed by Summit, resulting in the retention of the historical basis of accounting as if they had always been combined for accounting and financial reporting purposes.

The accompanying unaudited interim consolidated financial statements have been prepared pursuant to rules and regulations of the U.S. Securities and Exchange Commission. Accordingly, certain information and disclosures required by accounting principles generally accepted in the United States ("GAAP") for complete consolidated financial statements are not included herein. These unaudited interim consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto of Summit Therapeutics Inc. and its consolidated subsidiaries (the "Group") which are included in this Current Report on Form 8-K.

In the opinion of the Company, the accompanying unaudited financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of June 30, 2020, and its results of operations for the three months and six months ended June 30, 2020 and 2019, and cash flows for the six months ended June 30, 2020 and 2019. The balance sheet at December 31, 2019, was derived from audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements. The results of the period are not necessarily indicative of full year results.

During the first quarter of 2020, there was a global outbreak of a novel coronavirus, or COVID-19, which was subsequently declared as a pandemic by the World Health Organization. The global impact of the outbreak rapidly evolved, triggering a period of global economic slowdown. The rapid development and fluidity of this situation precludes any prediction as to the ultimate adverse impact of COVID-19 on economic and market conditions.

Management believes the estimates and assumptions underlying our unaudited interim consolidated financial statements are reasonable and supportable based on the information available as of June 30, 2020, however uncertainty over the ultimate impact COVID-19 will have on the global economy generally makes any estimates and assumptions as of June 30, 2020 inherently less certain than they would be absent the current and potential impacts of COVID-19. Actual results may ultimately differ from those estimates.